Investment Commitments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investment Commitments [Abstract]
Number of Small Business Investment Companies in which the Bank is a limited partner	3
Other Commitment	$ 3,000
Cost-method Investments, Other than Temporary Impairment	0	$ 0	$ 0
Cost-method Investments, Aggregate Carrying Amount	1,809	2,000
Other Commitment, Remaining Minimum Amount Committed	787
Operating Leases, Rent Expense	$ 1,500	$ 1,500	$ 1,500